Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Contract Assets and Deferred Revenues

Contract assets and deferred revenues related to contracts with customers consist of the following as of February 28, 2026 and May 31, 2025:

	Contract assets			Contract liabilities
	Contract costs	Unbilled revenue	Total	Deferred revenue
May 31, 2024	$—	$—	$—	$—
Net change due to billings	—	—	—	43,982
Revenue recognized	—	—	—	—
May 31, 2025	—	—	—	43,982
Net change due to billings	—	86,373	86,373	10,000
Revenue recognized	—	86,373	86,373	43,982
February 28, 2026	$—	$—	$—	$10,000

Contract assets and deferred revenues related to contracts with customers consist of the following as of May 31, 2025 and May 31, 2024:

	Contract assets		Contract liability
	Contract costs	Unbilled revenue	Total	Deferred revenue
May 31, 2023	$—	$—	$—	$—
Net change due to billings	—	—	—	—
Revenue recognized	—	—	—	—
May 31, 2024	—	—	—	—
Net change due to billings	—	—	—	43,982
Revenue recognized	—	—	—	—
May 31, 2025	$—	$—	$—	$43,982